SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.         SUBSEQUENT EVENTS

On March 10, 2022, the Board of Directors of the Company has approved a dividend of US$0.13 per ordinary share, or US$0.26 per ADS, for the fourth fiscal quarter of 2021 in accordance with the Company’s dividend policy, which is expected to be paid on May 13, 2022 to shareholders of record as of the close of business on April 6, 2022.